American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2025

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.6%
Diversified Bond Fund G Class	29,364,785	269,275,076
High Income Fund G Class	6,793,079	57,877,035
Inflation-Adjusted Bond Fund G Class	5,758,606	62,077,778
Short Duration Fund G Class	7,489,708	73,548,937
Short Duration Inflation Protection Bond Fund G Class	6,082,410	65,264,255
		528,043,081
Domestic Equity Funds — 34.8%
Focused Large Cap Value Fund G Class	12,655,950	128,964,133
Growth Fund G Class	1,167,400	64,323,735
Heritage Fund G Class	1,157,265	31,697,495
Large Cap Equity Fund G Class	3,070,634	150,430,337
Mid Cap Value Fund G Class	3,414,655	52,244,229
Select Fund G Class	359,909	41,832,280
Small Cap Dividend Fund G Class	1,735,812	16,663,796
Small Cap Growth Fund G Class	744,058	16,213,025
		502,369,030
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund G Class	2,810,686	25,127,529
Global Bond Fund G Class	20,962,900	183,635,005
		208,762,534
International Equity Funds — 14.2%
Emerging Markets Fund G Class	921,297	10,742,327
Global Real Estate Fund G Class	1,397,550	18,224,048
International Growth Fund G Class	5,746,124	75,791,375
International Small-Mid Cap Fund G Class	1,506,669	15,247,488
International Value Fund G Class	7,787,334	76,549,489
Non-U.S. Intrinsic Value Fund G Class	932,952	8,695,115
		205,249,842
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,272,943,254)		1,444,424,487
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,444,424,487

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$310,890	$26,474	$73,770	$5,681	$269,275	29,365	$(8,577)	$11,014
High Income Fund	67,609	3,431	14,068	905	57,877	6,793	(1,485)	3,431
Inflation-Adjusted Bond Fund	72,263	1,401	13,864	2,278	62,078	5,759	(1,197)	1,401
Short Duration Fund	77,816	5,065	10,212	880	73,549	7,490	(590)	2,989
Short Duration Inflation Protection Bond Fund	67,819	3,915	8,477	2,007	65,264	6,082	14	1,697
Focused Large Cap Value Fund	155,188	16,306	31,581	(10,949)	128,964	12,656	3,531	12,776
Growth Fund	99,669	10,259	26,548	(19,056)	64,324	1,167	18,771	3,877
Heritage Fund	39,384	4,879	8,440	(4,125)	31,698	1,157	4,018	4,036
Large Cap Equity Fund(3)	177,241	18,460	23,067	(22,204)	150,430	3,071	7,118	11,648
Mid Cap Value Fund	64,847	5,003	11,483	(6,123)	52,244	3,415	1,497	4,850
Select Fund	25,111	27,055	5,518	(4,816)	41,832	360	214	1,606
Small Cap Dividend Fund	—	20,237	570	(3,003)	16,664	1,736	(29)	229
Small Cap Growth Fund	21,587	219	3,526	(2,067)	16,213	744	1,044	218
Emerging Markets Debt Fund	29,602	973	6,642	1,195	25,128	2,811	(911)	974
Global Bond Fund	212,064	7,715	41,538	5,394	183,635	20,963	(5,017)	6,052
Emerging Markets Fund	13,891	222	2,911	(460)	10,742	921	733	222
Global Real Estate Fund	21,023	608	3,136	(271)	18,224	1,398	352	608
International Growth Fund	87,786	3,135	13,596	(1,534)	75,791	5,746	2,838	1,193
International Small-Mid Cap Fund	17,588	447	2,045	(743)	15,247	1,507	93	447
International Value Fund	88,143	5,971	21,274	3,710	76,550	7,787	2,737	4,042
Non-U.S. Intrinsic Value Fund	11,113	1,253	3,217	(454)	8,695	933	(137)	1,082
Focused Dynamic Growth Fund(4)	1,178	—	534	(644)	—	—	774	—
Small Cap Value Fund	22,050	102	14,094	(8,058)	—	—	8,880	102
	$1,683,862	$163,130	$340,111	$(62,457)	$1,444,424	121,861	$34,671	$74,494
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
(4)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.